CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 416,379,000
Short-term investments	155,847,000
Restricted cash	1,021,000
Accounts receivable	9,234,000
Inventory	20,837,000
Prepaid expenses and other current assets	18,657,000
Total current assets	621,975,000
Restricted cash	776,000
Property and equipment, net	12,331,000
Capitalized software, net	268,000
Goodwill	201,308,000
Intangible assets, net	144,103,000
Other noncurrent assets	6,826,000
Total Assets	987,587,000
Current liabilities:
Accounts payable	5,227,000
Customer deposits	2,792,000
Current portion of lease liability	1,639,000
Accrued expenses and other current liabilities	15,324,000
Deferred revenue	3,405,000
Current portion of long-term debt, net of deferred financing costs	11,019,000
Total current liabilities	39,406,000
Warrant liability	0
Long-term debt, net of deferred financing costs	163,000
Lease liability, net of current portion	3,248,000
Deferred tax liability	5,206,000
Total liabilities	48,023,000
Commitments and Contingences (Note 15)
Stockholders' Equity
Preferred Stock, $0.0001 par value-authorized, 50,000,000 shares; no shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively
Common Stock, $0.0001 par value-500,000,000 shares authorized; 252,660,102 and 226,756,733 shares issued at March 31, 2021 and December 31, 2020, respectively, 252,436,919 and 224,626,597 shares outstanding at March 31, 2021 and December 31, 2020, respectively	25,000
Additional paid-in capital	1,326,945,000
Accumulated deficit	(387,385,000)
Accumulated other comprehensive income (loss)	(21,000)
Total Stockholders' Equity	939,564,000
Total Liabilities and Stockholders' Equity	$ 987,587,000